QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

June 30, 2021

Long-Term State and Municipal Obligations - 97.2%	Principal Amount	Fair Value

Michigan - 43.0%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$419,872
Beaverton, Michigan, Schools, 2%, May 1, 2022 (Q-SBLF enhanced)	280,000	284,018
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	180,289
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	550,495
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	610,460
Chesaning, Michigan, Union Schools, 3%, May 1, 2022 (Q-SBLF enhanced)	200,000	204,714
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	277,712
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	422,828
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	509,690
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	603,545
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	309,397
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	362,280
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	573,390
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	275,373
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	399,049
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	277,285
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	377,348
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	516,160
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	525,790
Michigan State Trunk Line, 5%, November 15, 2022	250,000	266,710
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	448,288
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	598,245
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	866,632
University of Michigan, Revenue, 4%, April 1, 2043	250,000	292,057
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced)	485,000	538,622
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	306,702
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	443,801
		11,440,752
Arizona - 3.4%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	250,000	272,963
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	276,727
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035 (Pre-refunded)	350,000	350,000
		899,690
Colorado - 0.5%
Meridian Metropolitan District, Colorado, 5%, December 1, 2041 (Pre-refunded)	135,000	137,680

District of Columbia - 1.1%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	297,942

Florida - 2.4%
Miami-Dade County, Florida, Subordinate Special Obligation Refunding, 5% October 1, 2035 (Pre-refunded)	210,000	222,713
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	234,052
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	183,414
		640,179
Georgia - 3.1%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	316,611
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	511,555
		828,166
Hawaii - 3.1%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041 (Pre-refunded)	250,000	250,000
Hawaii State, Series FG, 4%, October 1, 2036	500,000	578,660
		828,660
Illinois - 2.9%
Illinois Finance Authority, 4%, October 1, 2033	250,000	251,888
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	517,736
		769,624
Indiana - 2.0%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	529,151

Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	269,843

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	135,016

Minnesota - 0.8%
N. St. Paul-Maplewood-Oakdale, Minnesota, Independent School District No. 622, 3%, February 1, 2022 (Minnesota School District Credit Enhancement Program)	200,000	203,308

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038 (Pre-refunded)	250,000	253,830

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	294,915

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	989,896

New York - 9.9%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	314,886
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	283,117
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	374,574
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	163,411
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	279,767
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	86,409
New York State Dormitory Authority, State, Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	350,571
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	562,045
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	205,082
		2,619,862
North Carolina - 0.8%
Appalachian State University, North Carolina, General Revenue, 4.5%, October 1, 2036 (Pre-refunded)	200,000	202,174

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	383,574

Pennsylvania - 5.3%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	603,306
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	565,980
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	228,726
		1,398,012
South Dakota - 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage, 2018 Series A, 3.8%, November 1, 2038	25,000	27,154

Texas - 7.2%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	282,357
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee)	250,000	275,423
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas Permanent School Fund guarantee)	350,000	374,657
Prosper, Texas, 4%, February 15, 2035	265,000	294,471
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	357,275
Waco, Texas, 3.125%, February 1, 2036	180,000	189,697
Waxahachie, Texas, Independent School District, 5%, August 15, 2021 (Texas Permanent School Fund guarantee)	145,000	145,848
		1,919,728

Virginia - 2.0%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	268,558
Virginia College, Building Authority, Series, B, 4%, February 1, 2028 (Pre-refunded)	250,000	255,643
		524,201
Washington - 0.9%
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041 (Pre-refunded)	250,000	250,988

Total long-term state and municipal obligations
(Cost $24,203,233) - 97.2%		25,844,345

Money Market Fund - 1.9%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, .02% seven-day yield (Cost $518,944)	518,944	518,944

Total investments (Cost $24,722,177) - 99.1%		26,363,289

Other assets less liabilities, net - 0.9%		229,919

Net assets (100%)		$26,593,208

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:       Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:       Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

Level 3:       Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2021, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$25,844,345	$—	$25,844,345
Money market fund	518,944	—	—	518,944
Total	$518,944	$25,844,345	$—	$26,363,289